Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	$ 772	$ 714	$ 872
Unrealized gains (losses)	(11)	42
Losses (gains) reclassified to Net interest income	(28)	53
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedged items for ineffectiveness measurement	18	10
Gain (losses) on hedging instruments for ineffectiveness measurement	(18)	(10)
Hedge ineffectiveness	0	0
Unrealized gains (losses)	(17)	44
Losses (gains) reclassified to Net interest income	37	(51)
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedged items for ineffectiveness measurement	(6)	(6)
Gain (losses) on hedging instruments for ineffectiveness measurement	17	7
Hedge ineffectiveness	11	1
Unrealized gains (losses)	7	(8)
Losses (gains) reclassified to Net interest income	(3)	(2)
Active hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	9	(6)
Active hedges | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	(10)	(12)
Discontinued hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	0	0
Discontinued hedges | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Accumulated other comprehensive income	$ 0	$ 0